CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2022
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT [Text Block]

22. CAPITAL MANAGEMENT

The Company considers the aggregate of its common shares, options, warrants and borrowings as capital. The Company’s capital management objective is to ensure sufficient resources are available to meet day to day operating requirements and to safeguard its ability to continue as a going concern to provide returns for shareholders and benefits for other shareholders.

The Company’s capital management objectives were being met in 2022 primarily from the use of existing cash balances from 2021 and prior issuances of common shares and warrants and generating increasing revenue in 2022 from the Company’s reportable segments as presented in Note 23.

The Company’s officers and senior management take full responsibility for managing the Company’s capital and do so through quarterly meetings and regular review of financial information. The Company’s Board of Directors is responsible for overseeing this process.

The Company is not subject to any external capital requirements. As at December 31, 2022, there were no changes in the Company’s approach to capital management.